COMMON AND PREFERRED STOCK (Details Narrative) - USD ($)		1 Months Ended	6 Months Ended		12 Months Ended
	Jan. 01, 2012	May 31, 2015	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018	Mar. 31, 2023	Nov. 21, 2021	Dec. 31, 2019	Jan. 08, 2018
Class of Stock [Line Items]
Preferred stock, shares authorized			40,000,000		40,000,000	40,000,000					40,000,000
Common stock, shares authorized			80,000,000		80,000,000	80,000,000					80,000,000
Common stock, par value			$ 0.0001		$ 0.0001	$ 0.0001					$ 0.0001
Preferred stock, voting right			The right to elect two directors shall terminate on the date upon which there are less than 25,000 shares of Series F preferred stock issued and outstanding.		The right to elect two directors shall terminate on the date upon which there are less than 25,000 shares of Series F preferred stock issued and outstanding.
Private Placement [Member]
Class of Stock [Line Items]
Shares issued price per share										$ 1.00
Sale of stock, shares issued				60,500	60,500	398,057
Sanovas Ophthalmology LLC [Member]
Class of Stock [Line Items]
Number of shares issued during period							27,000,000
Original Employment Agreement [Member] | Mr. Gerrans [Member]
Class of Stock [Line Items]
Number of restricted shares issued	441,177
Percentage of shares issued	7.50%
Amended and Restated Employment Agreement [Member] | Mr. Gerrans [Member]
Class of Stock [Line Items]
Percentage of shares issued		7.50%
Series F Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			3,000,000		3,000,000	3,000,000			3,000,000		3,000,000
Shares issued price per share			$ 0.01		$ 0.01
Preferred stock, shares outstanding			0		0	0
Preferred stock, dividend			$ 0		$ 0
Preferred stock, conversion price			$ 0.01		$ 0.01
Proceeds from issuance of preferred stock			$ 15,000,000		$ 15,000,000
Series F Preferred Stock [Member] | Holders [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding					25,000			25,000
Series F Preferred Stock [Member] | Halo Management LLC [Member]
Class of Stock [Line Items]
Number of shares issued during period							3,000,000
Series F Preferred Stock [Member] | Original Employment Agreement [Member] | Mr. Gerrans [Member]
Class of Stock [Line Items]
Number of restricted shares issued	5,000
Series F Preferred Stock [Member] | Amended and Restated Employment Agreement [Member] | Mr. Gerrans [Member]
Class of Stock [Line Items]
Number of restricted shares issued		5,000